                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-3568

                                   ----------

                           Managed Assets Trust
               (Exact name of registrant as specified in charter)

                                 One Cityplace,
                          Hartford, Connecticut, 06103
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                         Copy to:
          Elizabeth M. Forget                            Robert N. Hickey, Esq.
               President                                Sullivan & Worcester LLP
           260 Madison Avenue                             1666 K Street, N.W.
              10th Floor                                 Washington, D.C. 20006
          New York, NY 10006

       Registrant's telephone number, including area code: (800) 842-9406

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

MANAGED ASSETS TRUST

Schedule of Investments (unaudited)
September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
CORPORATE BONDS &
NOTES -- 14.1%
AEROSPACE/DEFENSE  -- 0.4%
$       400,000         BBB+  Lockheed Martin Corp., 8.500% due 12/1/29                         $     553,540
                              Northrop Grumman Corp.:
        500,000         BBB+      4.079% due 11/16/06                                                 497,538
        100,000         BBB+      7.125% due 2/15/11                                                  110,638
                                                                                                -------------
                              TOTAL AEROSPACE/DEFENSE                                               1,161,716
                                                                                                -------------
AUTOMOTIVE  -- 0.3%
        600,000         BBB   DaimlerChrysler North America Holding Corp., 7.300% due 1/15/12         652,412
        200,000          BB+  Ford Motor Co., 7.450% due 7/16/31                                      157,000
                                                                                                -------------
                              TOTAL AUTOMOTIVE                                                        809,412
                                                                                                -------------
BANKS  -- 1.5%
        700,000          AA-  ABN AMRO Bank NV, 3.840% due 5/11/07 (a)                                701,086
        500,000          AA-  Bank of America Corp., 5.375% due 6/15/14 (a)                           515,949
        300,000           A+  HSBC Bank USA, 5.875% due 11/1/34                                       308,914
        300,000           A-  Huntington National Bank, 4.650% due 6/30/09                            299,223
        200,000          AA   Rabobank Capital Funding Trust III, 5.254% due 12/31/16 (a)(b)          199,677
        300,000           A   RBS Capital Trust I, 4.709% due 12/29/49 (a)                            289,894
        300,000           A+  Royal Bank of Scotland Group Plc, 5.050% due 1/8/15                     302,657
        200,000           A+  U.S. Bank North America, 4.950% due 10/30/14                            200,574
                              Wachovia Bank North America, Series BKNT:
        200,000           A+      4.800% due 11/1/14                                                  196,734
        700,000           A+      4.090% due 11/3/14 (a)                                              706,903
        400,000           A-  Washington Mutual Bank FA., Series Unit, 5.125% due 1/15/15 (a)         396,681
        219,799               Willmington Trust, 9.250% due 1/2/07                                    120,890
                                                                                                -------------
                              TOTAL BANKS                                                           4,239,182
                                                                                                -------------
BEVERAGES  -- 0.3%
        300,000           A+  Bottling Group LLC, 4.625% due 11/15/12                                 297,009
        600,000           A   PepsiAmericas, Inc., 4.875% due 1/15/15                                 594,148
                                                                                                -------------
                              TOTAL BEVERAGES                                                         891,157
                                                                                                -------------
DIVERSIFIED FINANCIAL SERVICES  -- 3.4%
        400,000          AA+  AIG SunAmerica Global Financing VII, 5.850% due 8/1/08                  411,973
        800,000           A+  American General Finance Corp., 3.825% due 10/1/09 (b)                  772,170
        520,000         BBB   Capital One Bank, 5.000% due 6/15/09                                    522,852
        300,000         BBB-  Capital One Financial Corp., 5.500% due 6/1/15                          302,321
        700,000           A   Caterpillar Financial Services, 4.700% due 3/15/12                      696,360
        500,000           A   Countrywide Financial Corp., Series A, 4.500% due 6/15/10               490,082
        580,000           A   Countrywide Home Loans, Inc., Series L, 4.000% due 3/22/11              551,657
                              Credit Suisse First Boston USA, Inc.:
        500,000           A+      3.875% due 1/15/09                                                  487,842
        300,000           A+      6.125% due 11/15/11                                                 319,126
                                  Ford Motor Credit Co.:
        100,000          BB+      5.700% due 1/15/10                                                   90,925
        400,000          BB+      Global Landmark Securities, 6.500% due 1/25/07                      400,589
        300,000         BBB-  Glencore Funding LLC, 6.000% due 4/15/14 (b)                            284,658
        400,000           A-  Goldman Sachs Capital I, Capital Securities, 6.345% due
                                 2/15/34 (b)                                                          418,169
      1,100,000           A   Household Finance Corp., 6.375% due 10/15/11                          1,178,085
        400,000           A   JPMorgan Chase & Co., 5.250% due 5/1/15                                 403,253
        500,000           A   Lehman Brothers Holdings, Inc., Series G, 4.800% due 3/13/14            492,041
                              Merrill Lynch & Co., Inc., Series C:
        300,000           A+      4.125% due 9/10/09                                                  293,337

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.
PAGE 1

MANAGED ASSETS TRUST

September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES  (CONTINUED)
$       300,000           A+    4.250% due 2/8/10                                               $     293,567
        300,000           A+    5.000% due 1/15/15                                                    298,922
        600,000          AA  Principal Life Global Funding I, 6.125% due 10/15/33 (b)                 656,459
                                                                                                -------------
                              TOTAL DIVERSIFIED FINANCIAL SERVICES                                  9,364,388
                                                                                                -------------
FOREST PRODUCTS & PAPER  -- 0.1%
        200,000         BBB   International Paper Co., 5.300% due 4/1/15                              195,556
                                                                                                -------------
GAS -- 0.1%
        300,000           A+  Southern California Gas Co., First Mortgage Bonds, Series II,
                                4.375% due 1/15/11                                                    295,897
                                                                                                -------------
PHARMACEUTICALS  -- 0.2%
        500,000           A   Wyeth, 6.500% due 2/1/34                                                563,878
                                                                                                -------------
HEALTHCARE-SERVICES  -- 0.3%
        300,000         BBB   Manor Care, Inc., 2.625% due 4/15/23 (c)                                390,000
        300,000         BBB+  WellPoint, Inc., 6.800% due 8/1/12                                      331,305
                                                                                                -------------
                              TOTAL HEALTHCARE-SERVICES                                               721,305
                                                                                                -------------
INDUSTRIAL CONGLOMERATES  -- 0.4%
      1,100,000         AAA  General Electric Co., 5.000% due 2/1/13                               1,110,832
                                                                                                -------------
INSURANCE  -- 0.2%
                              Berkshire Hathaway Finance Corp.:
        200,000         AAA       3.850% due 5/16/08 (a)                                              200,105
        400,000         AAA       4.750% due 5/15/12                                                  397,828
        100,000         BBB+  GE Global Insurance Holding Corp., 7.000% due 2/15/26                   103,112
                                                                                                -------------
                              TOTAL INSURANCE                                                         701,045
                                                                                                -------------
MEDIA  -- 2.2%
      2,000,000         BBB+  Comcast Cable Communications, Inc., 8.875% due 5/1/17                 2,545,698
        700,000         BBB-  COX Communications, Inc., 7.125% due 10/1/12                            762,505
        352,000          BB+  Liberty Media Corp., 5.370% due 9/17/06 (a)                             355,017
      2,000,000         BBB+  Time Warner, Inc., 7.625% due 4/15/31 (a)                             2,350,216
                                                                                                -------------
                              TOTAL MEDIA                                                           6,013,436
                                                                                                -------------
MINING  -- 0.1%
        300,000         BBB   Phelps Dodge Corp., 8.750% due 6/1/11                                   351,545
                                                                                                -------------
OIL & GAS  -- 0.3%
        300,000         BBB+  Anadarko Finance Co., Series B, 6.750% due 5/1/11                       326,333
        300,000         BBB-  Duke Capital LLC, 4.331% due 11/16/06                                   298,529
        200,000         BBB+  Kinder Morgan Energy Partners LP, 5.125% due 11/15/14                   197,556
                                                                                                -------------
                              TOTAL OIL & GAS                                                         822,418
                                                                                                -------------
OIL & GAS SERVICES  -- 0.2%
        200,000         BBB+  Cooper Cameron Corp., 2.650% due 4/15/07                                193,380
        400,000         BBB   Devon Financing Corp. ULC, 7.875% due 9/30/31                           505,290
                                                                                                -------------
                              TOTAL OIL & GAS SERVICES                                                698,670
                                                                                                -------------
PIPELINES  -- 0.1%
        200,000         BBB+  Consolidated Natural Gas Co., 5.000% due 12/1/14 (b)                    197,488
                                                                                                -------------
REAL ESTATE  -- 0.1%
        200,000         BBB-  Colonial Realty LP, 4.750% due 2/1/10                                   195,895
                                                                                                -------------
REAL ESTATE INVESTMENT TRUST  -- 1.3%
        100,000         BBB+  AvalonBay Communities, Inc., 4.950% due 3/15/13                          98,358
        200,000         BBB   HRPT Properties Trust, 6.250% due 8/15/16                               210,351
        300,000         BBB-  iStar Financial, Inc., 6.000% due 12/15/10                              308,290

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ASSETS TRUST

September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST  (CONTINUED)
$       100,000           A-  Kimco Realty Corp., Series C, 3.893% due 8/1/06 (a)               $     100,124
      2,400,000         BBB-  Nationwide Health Properties, Inc., Medium-Term Notes, Series
                                 C, 6.900% due 10/1/37 (a)                                          2,573,750
                              Simon Property Group LP:
        200,000         BBB+      4.600% due 6/15/10                                                  197,429
        200,000         BBB+      5.100% due 6/15/15                                                  196,408
                                                                                                -------------
                              TOTAL REAL ESTATE INVESTMENT TRUST                                    3,684,710
                                                                                                -------------
TELECOMMUNICATIONS  -- 1.1%
        400,000           A-  Deutsche Telekom International Finance BV, 8.250% due 6/15/30           517,968
      1,000,000           A-  France Telecom SA, 8.500% due 3/1/31 (c)                              1,344,257
        300,000           A   SBC Communications, Inc., 6.450% due 6/15/34                            318,169
        500,000           A-  Sprint Capital Corp., 8.375% due 3/15/12                                589,169
        300,000         BBB+  Telecom Italia Capital SA, 4.000% due 1/15/10 (b)                       288,344
                                                                                                -------------
                              TOTAL TELECOMMUNICATIONS                                              3,057,907
                                                                                                -------------
TOBACCO  -- 0.3%
        700,000         BBB   Altria Group, Inc., 5.625% due 11/4/08                                  718,248
                                                                                                -------------
UTILITIES  -- 1.2%
        300,000         BBB+  Dominion Resources, Inc., Series F, 5.250% due 8/1/33 (b)               298,771
      2,000,000          BB-  PSEG Energy Holdings LLC, 8.500% due 6/15/11                          2,165,000
        700,000          AA   SP PowerAssets Ltd., 5.000% due 10/22/13                                707,002
        200,000         BBB-  TransAlta Corp., 5.750% due 12/15/13 (b)                                204,927
                                                                                                -------------
                              TOTAL UTILITIES                                                       3,375,700
                                                                                                -------------
                              TOTAL CORPORATE BONDS & NOTES(Cost-- $36,336,009)                    39,170,385
                                                                                                -------------
CONVERTIBLE BONDS
    & NOTES -- 4.1%
AEROSPACE/DEFENSE  -- 0.5%
        475,000           A+  Danaher Corp., 0.000% due 1/22/21 (d)                                   381,781
        550,000          BB+  L-3 Communications Corp., 3.000% due 8/1/35 (b)                         565,125
        550,000         BBB+  Lockheed Martin Corp., 3.540% due 8/15/33 (a)                           576,752
                                                                                                -------------
                              TOTAL AEROSPACE/DEFENSE                                               1,523,658
                                                                                                -------------
BIOTECHNOLOGY  -- 0.4%
      1,425,000           A+  Amgen, Inc., 0.000% due 3/1/32 (d)                                    1,134,656
         50,000               Invitrogen Corp., 3.250% due 6/15/25 (b)                                 51,750
                                                                                                -------------
                              TOTAL BIOTECHNOLOGY                                                   1,186,406
                                                                                                -------------
BUSINESS SERVICES  -- 0.3%
        750,000           A-  Omnicom Group, Inc., 0.000% due 6/15/33 (b)(d)                          737,813
                                                                                                -------------
DIVERSIFIED FINANCIAL SERVICES  -- 0.3%
        750,000           A+  Merrill Lynch & Co., Inc., 0.000% due 3/13/32 (d)                       765,938
                                                                                                -------------
MEDIA  -- 0.5%
                              Liberty Media Corp.:
        500,000          BB+      0.750% due 3/30/23 (b)                                              557,500
      1,200,000          BB+      4.000% due 11/15/29                                                 747,000
                                                                                                -------------
                              TOTAL MEDIA                                                           1,304,500
                                                                                                -------------
OIL & GAS SERVICES  -- 0.6%
                              Halliburton Co.:
        175,000         BBB       3.125% due 7/15/23                                                  329,656
        125,000         BBB       Senior Notes, 3.125% due 7/15/23                                    235,469
        550,000               Nabors Industries, Inc., Series B, 0.000% due 6/15/23 (d)               627,687

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ASSETS TRUST

September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
OIL & GAS SERVICES  (CONTINUED)
$       450,000          BB-  Pride International, Inc., 3.250% due 5/1/33                      $     568,125
                                                                                                -------------
                              TOTAL OIL & GAS SERVICES                                              1,760,937
                                                                                                -------------
PHARMACEUTICALS  -- 0.3%
        800,000         BBB   Teva Pharmaceutical Industries Ltd., 0.250% due 2/1/24                  829,000
                                                                                                -------------
RETAIL  -- 0.6%
        625,000         BBB-  Best Buy Co., Inc., 2.250%  due 1/15/22                                 686,719
      1,900,000         BBB-  CBRL Group, Inc., 0.000% due 4/3/32 (d)                                 878,750
                                                                                                -------------
                              TOTAL RETAIL                                                          1,565,469
                                                                                                -------------
SAVINGS & LOANS  -- 0.2%
        700,000         BBB   Sealed Air Corp., 3.000% due 6/30/33 (b)                                676,375
                                                                                                -------------
SOFTWARE  -- 0.2%
        600,000               Mercury Interactive Corp., 0.000% due 5/1/08 (b)(d)                     592,500
                                                                                                -------------
TELECOMMUNICATIONS  -- 0.2%
        275,000          BB-  Nextel Partners, Inc., 1.500% due 11/15/08                              541,750
                                                                                                -------------
                              TOTAL CONVERTIBLE BONDS & NOTES(Cost-- $11,174,704)                  11,484,346
                                                                                                -------------
      ASSET-BACKED
 SECURITIES -- 2.0%
DIVERSIFIED FINANCIAL SERVICES  -- 1.8%
      5,000,000         AAA   PP&L Transition Bond LLC, Series 1999-1, Class A7, 7.050% due
                                 6/25/09                                                            5,134,932
                                                                                                -------------
HOME EQUITY  -- 0.2%
        500,000         AAA   Chase Funding Mortgage Loan Asset-Backed Certificates, Series
                                2002-2, Class 1A5, 5.833% due 4/25/32                                 507,388
                                                                                                -------------
                              TOTAL ASSET-BACKED SECURITIES(Cost-- $5,521,219)                      5,642,320

      FACE
     AMOUNT          RATING++                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
   MORTGAGE-BACKED
 SECURITIES -- 0.4%
FNMA  -- 0.4%
                              Federal National Mortgage Association (FNMA):
        852,145                   6.000% due 1/1/13-8/1/28                                            872,654
         24,289                   6.500% due 12/1/27                                                   25,105
        318,491                   5.500% due 8/1/28                                                   319,233
                                                                                                -------------
                              TOTAL FNMA                                                            1,216,992
                                                                                                -------------
GNMA  -- 0.0%
                              Government National Mortgage Association (GNMA):
         22,613                   9.000% due 11/15/19                                                  24,755
          7,072                   9.500% due 1/15/20                                                    7,866
                                                                                                -------------
                              TOTAL GNMA                                                               32,621
                                                                                                -------------
                              TOTAL MORTGAGE-BACKED SECURITIES(Cost-- $1,203,168)                   1,249,613
                                                                                                -------------

      FACE
     AMOUNT          RATING++                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
    COLLATERALIZED
          MORTGAGE
OBLIGATIONS -- 2.1%
      1,150,000          AAA  Banc of America Commercial Mortgage, Inc., Series 2004-6,
                                 Class AJ, 4.870% due 12/10/42                                      1,131,975

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ASSETS TRUST

September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS  (CONTINUED)
      1,400,000          AAA  Commercial Mortgage Pass Through Certificates, 5.167% due
$                                6/10/44                                                        $   1,407,752
      2,000,000          Aaa  JP Morgan Chase Commercial Mortgage Securities Corp., Series
                                 2004-C3, Class AJ, 4.922% due 1/15/42                              1,974,238
        950,000          Aaa  JP Morgan Chase Commercial Mortgage Securities Corp., Series
                                 2005-CB12, 4.948% due 9/12/37                                        940,457
        430,000          AAA  JP Morgan Chase Commercial Mortgage Securities Corp., Series
                                 2005-LDP4, 4.999% due 10/15/42                                       432,140
                                                                                                -------------
                              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS(Cost-- $5,959,082)          5,886,562
                                                                                                -------------

      FACE
     AMOUNT                                          SECURITY                                       VALUE
-------------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT &
            AGENCY
     OBLIGATIONS --
             11.3%
U.S. GOVERNMENT AGENCIES  -- 0.7%
                              Federal Home Loan Mortgage Corp. (FHLMC):
        500,000                   4.875% due 11/15/13                                                 508,946
        500,000                   2.900% due 2/27/19                                                  496,929
                              Federal National Mortgage Association (FNMA), 1.750% due
      1,000,000                  06/16/06                                                             982,677
                                                                                                -------------
                              TOTAL U.S. GOVERNMENT AGENCIES                                        1,988,552
                                                                                                -------------
U.S. GOVERNMENT OBLIGATIONS  -- 10.6%
      2,200,000               U.S. Treasury Bonds, 5.250%  due 11/15/28- 2/15/29                    2,397,224
                              U.S. Treasury Notes:
      1,500,000                   4.000% due 8/31/07                                                1,495,373
      2,068,000                   5.625% due 5/15/08                                                2,141,592
      3,300,000                   3.250% due 8/15/08                                                3,217,761
     15,700,000                   4.125% due 8/15/08-5/15/15                                       15,611,685
      3,300,000                   3.625% due 7/15/09-6/15/10                                        3,234,127
      1,400,000                   4.250% due 8/15/15                                                1,391,688
                                                                                                -------------
                              TOTAL U.S. GOVERNMENT OBLIGATIONS                                    29,489,450
                                                                                                -------------
                              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS(Cost-- $31,883,693)       31,478,002
                                                                                                -------------

      FACE
     AMOUNT          RATING++                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
  SOVEREIGN BOND --
              0.2%
CANADA  -- 0.2%
        500,000          AAA  Canada Mortgage & Housing Corp., 3.375% due 12/1/08
                                 (Cost-- $499,134)                                                    484,961

     SHARES                                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------

   COMMON STOCKS --
             61.9%
CONSUMER DISCRETIONARY  -- 7.5%
AUTOMOBILES  -- 0.1%
         16,282               Ford Motor Co.                                                          160,541
          4,682               Harley-Davidson, Inc.                                                   226,796
                                                                                                -------------
                                                                                                      387,337
                                                                                                -------------
HOTELS, RESTAURANTS & LEISURE  -- 0.7%
         12,657               Darden Restaurants, Inc.                                                384,393
         12,025               Marriott International, Inc., Class A Shares                            757,575
         11,071               McDonald's Corp.                                                        370,768
          2,832               Starwood Hotels & Resorts Worldwide, Inc.                               161,905

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ASSETS TRUST

September 30, 2005

     SHARES                                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE  (CONTINUED)
          4,404               Yum! Brands, Inc.                                                 $     213,198
                                                                                                -------------
                                                                                                    1,887,839
                                                                                                -------------
HOUSEHOLD DURABLES  -- 0.7%
          4,277               Black & Decker Corp.                                                    351,099
          9,018               Fortune Brands, Inc.                                                    733,434
          4,792               KB HOME                                                                 350,774
         11,472               Pulte Homes, Inc.                                                       492,378
                                                                                                -------------
                                                                                                    1,927,685
                                                                                                -------------
INTERNET & CATALOG RETAIL  -- 0.3%
         18,072               eBay, Inc. *                                                            744,566
                                                                                                -------------
MEDIA  -- 2.0%
         33,766               Comcast Corp., Class A Shares*                                          992,045
          7,544               Gannett Co., Inc.                                                       519,254
          5,711               McGraw-Hill Cos., Inc.                                                  274,357
         39,975               News Corp., Class A Shares                                              623,210
         97,173               Time Warner, Inc.                                                     1,759,803
         20,328               Viacom, Inc., Class B Shares                                            671,027
         37,356               Walt Disney Co.                                                         901,400
                                                                                                -------------
                                                                                                    5,741,096
                                                                                                -------------
MULTILINE RETAIL  -- 1.8%
          7,322               Costco Wholesale Corp.                                                  315,505
          4,198               Federated Department Stores, Inc.                                       280,720
         11,226               Kohl's Corp. *                                                          563,321
         15,546               Nordstrom, Inc.                                                         533,539
         19,464               Target Corp.                                                          1,010,765
         51,289               Wal-Mart Stores, Inc.                                                 2,247,484
                                                                                                -------------
                                                                                                    4,951,334
                                                                                                -------------
SPECIALTY RETAIL  -- 1.8%
          5,822               Abercrombie & Fitch Co., Class A Shares                                 290,227
          9,019               American Eagle Outfitters, Inc.                                         212,217
          4,384               AutoZone, Inc. *                                                        364,968
          8,772               Best Buy Co., Inc.                                                      381,845
         15,534               Borders Group, Inc.                                                     344,389
         22,126               Circuit City Stores, Inc.                                               379,682
          5,167               GameStop Corp., Class B Shares*                                         146,691
         30,256               Home Depot, Inc. (The)                                                1,153,964
         15,717               Limited Brands, Inc.                                                    321,098
         15,525               Lowe's Cos., Inc.                                                       999,810
          4,801               Office Depot, Inc. *                                                    142,590
         18,049               Staples, Inc.                                                           384,805
                                                                                                -------------
                                                                                                    5,122,286
                                                                                                -------------
TEXTILES, APPAREL & LUXURY GOODS  -- 0.1%
          1,775               Jones Apparel Group, Inc.                                                50,587
          2,014               NIKE, Inc., Class B Shares                                              164,504
                                                                                                -------------
                                                                                                      215,091
                                                                                                -------------
                              TOTAL CONSUMER DISCRETIONARY                                         20,977,234
                                                                                                -------------
CONSUMER STAPLES  -- 5.0%
BEVERAGES  -- 1.3%
          4,150               Brown-Forman Corp., Class B Shares                                      247,091
         26,965               Coca-Cola Co.                                                         1,164,618
         24,287               Coca-Cola Enterprises, Inc.                                             473,597
          5,665               Molson Coors Brewing Co., Class B Shares                                362,617
         26,082               PepsiCo, Inc.                                                         1,479,110
                                                                                                -------------
                                                                                                    3,727,033
                                                                                                -------------
FOOD & DRUG RETAILING  -- 0.7%
         21,786               CVS Corp.                                                               632,012

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ASSETS TRUST

September 30, 2005

     SHARES                                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILING  (CONTINUED)
         12,819               SUPERVALU, Inc.                                                   $     398,927
         18,619               Walgreen Co.                                                            808,996
                                                                                                -------------
                                                                                                    1,839,935
                                                                                                -------------
FOOD PRODUCTS  -- 0.8%
         38,909               Archer-Daniels-Midland Co.                                              959,496
          5,643               Hormel Foods Corp.                                                      186,163
          3,323               Kellogg Co.                                                             153,290
         12,413               Sara Lee Corp.                                                          235,226
         24,467               Smithfield Foods, Inc. *                                                726,180
                                                                                                -------------
                                                                                                    2,260,355
                                                                                                -------------
HOUSEHOLD PRODUCTS  -- 1.1%
          5,385               Colgate-Palmolive Co.                                                   284,274
          8,064               Kimberly-Clark Corp.                                                    480,050
         39,689               Procter & Gamble Co.                                                  2,359,908
                                                                                                -------------
                                                                                                    3,124,232
                                                                                                -------------
PERSONAL PRODUCTS  -- 0.2%
          7,877               Gillette Co.                                                            458,441
                                                                                                -------------
TOBACCO  -- 0.9%
         32,372               Altria Group, Inc.                                                    2,386,140
                                                                                                -------------
                              TOTAL CONSUMER STAPLES                                               13,796,136
                                                                                                -------------
ENERGY  -- 6.2%
ENERGY EQUIPMENT & SERVICES  -- 0.8%
          7,851               Baker Hughes, Inc.                                                      468,548
          6,627               Halliburton Co.                                                         454,082
          2,700               Rowan Companies, Inc.                                                    95,823
         10,905               Schlumberger Ltd.                                                       920,164
          7,171               Transocean, Inc. *                                                      439,654
                                                                                                -------------
                                                                                                    2,378,271
                                                                                                -------------
OIL & GAS  -- 5.4%
          4,869               Anadarko Petroleum Corp.                                                466,207
         14,047               Burlington Resources, Inc.                                            1,142,302
         34,664               Chevron Corp.                                                         2,243,801
         22,396               ConocoPhillips                                                        1,565,704
          7,103               Devon Energy Corp.                                                      487,550
         98,265               Exxon Mobil Corp.                                                     6,243,758
         10,410               Marathon Oil Corp.                                                      717,561
         12,047               Occidental Petroleum Corp.                                            1,029,175
          5,202               Sunoco, Inc.                                                            406,796
          6,160               Valero Energy Corp.                                                     696,450
                                                                                                -------------
                                                                                                   14,999,304
                                                                                                -------------
                              TOTAL ENERGY                                                         17,377,575
                                                                                                -------------
FINANCIALS  -- 12.7%
BANKS  -- 3.5%
         76,490               Bank of America Corp.                                                 3,220,229
         10,732               Comerica, Inc.                                                          632,115
         25,021               Commerce Bancorp, Inc.                                                  767,894
             64               First Horizon National Corp.                                              2,326
          7,034               KeyCorp                                                                 226,847
          6,017               Marshall & Ilsley Corp.                                                 261,800
         21,813               National City Corp.                                                     729,427
         22,726               U.S. Bancorp                                                            638,146
         35,543               Wachovia Corp.                                                        1,691,491
         27,175               Wells Fargo & Co.                                                     1,591,640
                                                                                                -------------
                                                                                                    9,761,915
                                                                                                -------------

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ASSETS TRUST

September 30, 2005

     SHARES                                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIALS  (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES  -- 5.5%
         23,907               American Express Co.                                              $   1,373,218
         11,875               Bear Stearns Cos., Inc.                                               1,303,281
         16,365               Capital One Financial Corp.                                           1,301,345
         13,921               CIT Group, Inc.                                                         628,951
         30,762               E*TRADE Financial Corp. *                                               541,411
         17,834               Fannie Mae                                                              799,320
          4,692               Franklin Resources, Inc.                                                393,940
         11,808               Freddie Mac                                                             666,680
         11,198               Goldman Sachs Group, Inc.                                             1,361,453
         73,156               JPMorgan Chase & Co.                                                  2,482,183
          9,878               Lehman Brothers Holdings, Inc.                                        1,150,590
          8,352               Marsh & McLennan Cos., Inc.                                             253,817
          6,661               MBNA Corp.                                                              164,127
         15,637               Merrill Lynch & Co., Inc.                                               959,330
         19,664               Morgan Stanley                                                        1,060,676
          9,910               Principal Financial Group, Inc.                                         469,437
         20,490               Providian Financial Corp. *                                             362,263
          4,369               Washington Mutual, Inc.                                                 171,352
                                                                                                -------------
                                                                                                   15,443,374
                                                                                                -------------
INSURANCE  -- 3.4%
          4,729               ACE, Ltd.                                                               222,594
          8,569               AFLAC, Inc.                                                             388,176
         10,859               Allstate Corp. (The)                                                    600,394
          9,237               Ambac Financial Group, Inc.                                             665,618
         43,485               American International Group, Inc.                                    2,694,331
          4,883               Aon Corp.                                                               156,647
         10,315               Chubb Corp.                                                             923,708
          6,162               CIGNA Corp.                                                             726,253
          3,415               Hartford Financial Services Group, Inc.                                 263,535
          2,333               Jefferson-Pilot Corp.                                                   119,380
          3,117               Lincoln National Corp.                                                  162,146
          5,934               MGIC Investment Corp.                                                   380,963
          9,104               Progressive Corp. (The)                                                 953,826
         15,737               Prudential Financial, Inc.                                            1,063,192
                                                                                                -------------
                                                                                                    9,320,763
                                                                                                -------------
THRIFTS & MORTGAGES  -- 0.3%
         24,726               Countrywide Financial Corp.                                             815,463
                                                                                                -------------
                              TOTAL FINANCIALS                                                     35,341,515
                                                                                                -------------
HEALTH CARE  -- 8.0%
BIOTECHNOLOGY  -- 1.3%
         20,822               Amgen, Inc. *                                                         1,658,889
         10,512               Biogen Idec, Inc. *                                                     415,014
         13,000               Enzon Pharmaceuticals, Inc. *                                            86,190
          6,606               Genentech, Inc. *                                                       556,291
         16,677               Gilead Sciences, Inc. *                                                 813,170
                                                                                                -------------
                                                                                                    3,529,554
                                                                                                -------------
HEALTH CARE EQUIPMENT & SUPPLIES  -- 0.8%
          3,936               Becton, Dickinson & Co.                                                 206,364
         13,330               Boston Scientific Corp. *                                               311,522
         19,145               Medtronic, Inc.                                                       1,026,555
          8,265               Zimmer Holdings, Inc. *                                                 569,376
                                                                                                -------------
                                                                                                    2,113,817
                                                                                                -------------
HEALTH CARE PROVIDERS & SERVICES  -- 2.0%
          8,352               Aetna, Inc.                                                             719,441
          5,621               AmerisourceBergen Corp.                                                 434,503
          2,714               Cardinal Health, Inc.                                                   172,176
         10,134               Caremark Rx, Inc. *                                                     505,991

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ASSETS TRUST

September 30, 2005

     SHARES                                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES  (CONTINUED)
         16,326               Humana, Inc. *                                                    $     781,689
          4,900               PacifiCare Health Systems, Inc. *                                       390,922
         34,908               UnitedHealth Group, Inc.                                              1,961,830
          8,918               WellPoint, Inc. *                                                       676,163
                                                                                                -------------
                                                                                                    5,642,715
                                                                                                -------------
PHARMACEUTICALS  -- 3.9%
         17,582               Abbott Laboratories                                                     745,477
         30,191               Bristol-Myers Squibb Co.                                                726,395
         14,279               Eli Lilly & Co.                                                         764,212
          1,408               Hospira, Inc. *                                                          57,686
         16,280               IVAX Corp. *                                                            429,141
         46,625               Johnson & Johnson                                                     2,950,430
          4,519               Medco Health Solutions, Inc. *                                          247,777
         34,546               Merck & Co., Inc.                                                       939,997
        116,843               Pfizer, Inc.                                                          2,917,570
         22,947               Schering-Plough Corp.                                                   483,034
         14,856               Wyeth                                                                   687,387
                                                                                                -------------
                                                                                                   10,949,106
                                                                                                -------------
                              TOTAL HEALTH CARE                                                    22,235,192
                                                                                                -------------
INDUSTRIALS  -- 6.9%
AEROSPACE & DEFENSE  -- 1.4%
          9,566               Boeing Co. (The)                                                        650,010
          8,588               General Dynamics Corp.                                                1,026,695
          9,950               Lockheed Martin Corp.                                                   607,348
         13,073               Northrop Grumman Corp.                                                  710,518
         16,136               United Technologies Corp.                                               836,490
                                                                                                -------------
                                                                                                    3,831,061
                                                                                                -------------
AIR FREIGHT & LOGISTICS  -- 0.4%
         18,020               United Parcel Service, Inc., Class B Shares                           1,245,723
                                                                                                -------------
BUILDING PRODUCTS  -- 0.1%
          6,494               Masco Corp.                                                             199,236
                                                                                                -------------
COMMERCIAL SERVICES & SUPPLIES  -- 0.3%
          2,119               Acco Brands Corp. *                                                      59,798
         17,480               Cendant Corp.                                                           360,787
          4,135               Fiserv, Inc. *                                                          189,673
         11,174               Herman Miller, Inc.                                                     338,572
                                                                                                -------------
                                                                                                      948,830
                                                                                                -------------
ELECTRICAL EQUIPMENT  -- 0.3%
          4,270               Energizer Holdings, Inc. *                                              242,109
         14,626               Thomas & Betts Corp. *                                                  503,281
                                                                                                -------------
                                                                                                      745,390
                                                                                                -------------
INDUSTRIAL CONGLOMERATES  -- 2.7%
          8,500               3M Co.                                                                  623,560
        163,980               General Electric Co.                                                  5,521,207
         13,410               Honeywell International, Inc.                                           502,875
         33,463               Tyco International Ltd.                                                 931,944
                                                                                                -------------
                                                                                                    7,579,586
                                                                                                -------------
MACHINERY  -- 1.2%
         11,475               Danaher Corp.                                                           617,699
          8,886               Deere & Co.                                                             543,823
          3,249               Eaton Corp.                                                             206,474
         19,516               Ingersoll-Rand Co., Ltd., Class A Shares                                746,097
          8,760               Oshkosh Truck Corp.                                                     378,082
         11,531               PACCAR, Inc.                                                            782,839

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ASSETS TRUST

September 30, 2005

     SHARES                                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
MACHINERY  (CONTINUED)
          1,906               Parker Hannifin Corp.                                             $     122,575
                                                                                                -------------
                                                                                                    3,397,589
                                                                                                -------------
ROAD & RAIL  -- 0.5%
         13,113               Burlington Northern Santa Fe Corp.                                      784,157
         12,041               CSX Corp.                                                               559,666
                                                                                                -------------
                                                                                                    1,343,823
                                                                                                -------------
                              TOTAL INDUSTRIALS                                                    19,291,238
                                                                                                -------------
INFORMATION TECHNOLOGY  -- 9.6%
COMMUNICATIONS EQUIPMENT  -- 2.2%
        106,792               Cisco Systems, Inc. *                                                 1,914,780
         27,725               Comverse Technology, Inc. *                                             728,336
         48,209               Corning, Inc. *                                                         931,880
         37,175               Motorola, Inc.                                                          821,196
         27,000               Nortel Networks Corp. *                                                  88,020
         23,475               QUALCOMM, Inc.                                                        1,050,506
         16,788               Scientific-Atlanta, Inc.                                                629,718
                                                                                                -------------
                                                                                                    6,164,436
                                                                                                -------------
COMPUTERS & PERIPHERALS  -- 2.5%
         17,297               Apple Computer, Inc. *                                                  927,292
         39,528               Dell, Inc. *                                                          1,351,858
         39,137               EMC Corp. *                                                             506,433
         48,109               Hewlett-Packard Co.                                                   1,404,783
         28,323               International Business Machines Corp.                                 2,272,071
          2,045               Lexmark International, Inc., Class A Shares*                            124,847
         55,652               Sun Microsystems, Inc. *                                                218,156
                                                                                                -------------
                                                                                                    6,805,440
                                                                                                -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS  -- 0.6%
         15,466               Jabil Circuit, Inc. *                                                   478,209
         45,000               Solectron Corp. *                                                       175,950
          9,536               Waters Corp. *                                                          396,697
         52,061               Xerox Corp. *                                                           710,633
                                                                                                -------------
                                                                                                    1,761,489
                                                                                                -------------
INTERNET SOFTWARE & SERVICES  -- 0.3%
         18,000               RealNetworks, Inc. *                                                    102,780
         20,955               Yahoo!, Inc. *                                                          709,117
                                                                                                -------------
                                                                                                      811,897
                                                                                                -------------
IT SERVICES  -- 0.1%
          7,200               Affiliated Computer Services, Inc., Class A Shares*                     393,120
                                                                                                -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -- 1.8%
         13,871               Advanced Micro Devices, Inc. *                                          349,549
          6,075               Analog Devices, Inc.                                                    225,625
        102,117               Intel Corp.                                                           2,517,184
          3,210               KLA-Tencor Corp.                                                        156,520
          5,030               Maxim Integrated Products, Inc.                                         214,530
         33,834               Micron Technology, Inc. *                                               449,992
         31,784               Texas Instruments, Inc.                                               1,077,478
                                                                                                -------------
                                                                                                    4,990,878
                                                                                                -------------
SOFTWARE  -- 2.1%
          3,518               Autodesk, Inc.                                                          163,376
        149,807               Microsoft Corp.                                                       3,854,534
         79,366               Oracle Corp. *                                                          983,344
         17,521               Sybase, Inc. *                                                          410,342
         20,539               Symantec Corp. *                                                        465,414
                                                                                                -------------
                                                                                                    5,877,010
                                                                                                -------------
                              TOTAL  INFORMATION TECHNOLOGY                                        26,804,270
                                                                                                -------------

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ASSETS TRUST

September 30, 2005

     SHARES                                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS  (CONTINUED)
MATERIALS  -- 1.8%
CHEMICALS  -- 0.5%
         18,551               Dow Chemical Co.                                                  $     773,020
          6,923               E.I. du Pont de Nemours & Co.                                           271,174
          4,104               Monsanto Co.                                                            257,526
                                                                                                -------------
                                                                                                    1,301,720
                                                                                                -------------
CONTAINERS & PACKAGING  -- 0.3%
          7,225               Ball Corp.                                                              265,447
          8,955               Sealed Air Corp. *                                                      425,004
                                                                                                -------------
                                                                                                      690,451
                                                                                                -------------
METALS & MINING  -- 0.8%
         16,838               Allegheny Technologies, Inc.                                            521,641
          6,565               Newmont Mining Corp.                                                    309,671
         10,583               Nucor Corp.                                                             624,291
          5,563               Phelps Dodge Corp.                                                      722,801
                                                                                                -------------
                                                                                                    2,178,404
                                                                                                -------------
PAPER & FOREST PRODUCTS  -- 0.2%
          5,899               Georgia-Pacific Corp.                                                   200,920
          7,990               International Paper Co.                                                 238,102
          3,404               Weyerhaeuser Co.                                                        234,025
                                                                                                -------------
                                                                                                      673,047
                                                                                                -------------
                              TOTAL MATERIALS                                                       4,843,622
                                                                                                -------------
TELECOMMUNICATION SERVICES  -- 1.9%
DIVERSIFIED TELECOMMUNICATION SERVICES  -- 1.9%
         32,340               AT&T Corp.                                                              640,332
         25,199               BellSouth Corp.                                                         662,734
         18,365               CenturyTel, Inc.                                                        642,408
         64,824               SBC Communications, Inc.                                              1,553,831
         14,635               Sprint Nextel Corp.                                                     348,020
         42,976               Verizon Communications, Inc.                                          1,404,885
                                                                                                -------------
                              TOTAL TELECOMMUNICATION SERVICES                                      5,252,210
                                                                                                -------------
UTILITIES  -- 2.3%
ELECTRIC UTILITIES  -- 1.9%
          9,265               Southern Co.                                                            331,316
         42,990               AES Corp. *                                                             706,326
         21,191               American Electric Power Co., Inc.                                       841,283
         15,790               Edison International                                                    746,551
         19,117               Exelon Corp.                                                          1,021,613
         16,501               FirstEnergy Corp.                                                       860,032
          4,503               Public Service Enterprise Group, Inc.                                   289,813
          6,101               TXU Corp.                                                               688,681
                                                                                                -------------
                                                                                                    5,485,615
                                                                                                -------------
GAS UTILITIES  -- 0.1%
          4,151               National Fuel Gas Co.                                                   141,964
                                                                                                -------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS  -- 0.3%
         12,820               Constellation Energy Group, Inc.                                        789,712
                                                                                                -------------
                              TOTAL UTILITIES                                                       6,417,291
                                                                                                -------------
                              TOTAL COMMON STOCKS(Cost-- $149,663,759)                            172,336,283
                                                                                                -------------
CONVERTIBLE
PREFERRED STOCKS
            -- 0.7%
FINANCIALS  -- 0.7%
BANKS  -- 0.4%
         11,800               Sovereign Capital Trust IV *                                            523,625


--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ASSETS TRUST

September 30, 2005

     SHARES                                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
BANKS  (CONTINUED)
          8,300               Washington Mutual Capital Trust I                                 $     433,675
          2,300               Washington Mutual Capital Trust I                                       119,853
                                                                                                -------------
                                                                                                    1,077,153
                                                                                                -------------
DIVERSIFIED FINANCIAL SERVICES  -- 0.2%
          2,200               State Street Corp.                                                      472,925
                                                                                                -------------
REAL ESTATE  -- 0.1%
          5,800               Simon Property Group, Inc.                                              365,980
                                                                                                -------------
                              TOTAL CONVERTIBLE PREFERRED STOCKS(Cost-- $1,970,604)                 1,916,058
                                                                                                -------------
                              TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS(Cost--
                                 $244,211,372)                                                    269,648,530

      PAR
     AMOUNT                                          SECURITY                                       VALUE
-------------------------------------------------------------------------------------------------------------
SHORT-TERM
INVESTMENT -- 2.8%
REPURCHASE AGREEMENT  -- 2.8%
$     7,721,000               State Street Bank & Trust Co., 2.450% due 10/3/05, dated
                                 9/30/05; Proceeds due at maturity - $7,722,576; (Fully
                                 collateralized by U.S. Treasury Bond, 8.125% due 8/15/19;
                                 Market value - $7,876,466)
                                 (Cost-- $7,721,000)                                                7,721,000
                                                                                                -------------
                              TOTAL INVESTMENTS-- 99.6% (Cost-- $251,932,372#)                    277,369,530
                                                                                                -------------
                              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.4%                          1,251,002
                                                                                                -------------
                              TOTAL NET ASSETS-- 100.0%                                         $ 278,620,532
                                                                                                =============

*    Non-income producing security.
#    Aggregate cost for federal income tax purposes is substantially the same.
(a) Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c) Security is a "Step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(d) Security is issued with a zero coupon. Income is recognized through the accretion of discount.


     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.


   Abbreviations used in this schedule:
   AIG - American International Guaranty
   FHLMC - Federal Home Loan Mortgage Corporation
   FNMA - Federal National Mortgage Association
   GNMA - Government National Mortgage Association
   Term - Term Loan

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

                        Notes to Schedule of Investments

At September 30, 2005, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio was as follows:

                                                                           GROSS           GROSS       NET UNREALIZED
                                                    FEDERAL INCOME      UNREALIZED      UNREALIZED      APPRECIATION/
PORTFOLIO                                              TAX COST        APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
---------                                          ---------------    --------------  ---------------  --------------
Managed Assets Trust                                   251,932,372       38,907,240       13,470,082       25,437,158

As of September 30, 2005, the market value of 144A securities for the portfolio was as follows:

                                                                      % OF TOTAL
PORTFOLIO                                      MARKET VALUE           NET ASSETS
---------                                      ------------           ----------
Managed Assets Trust                              6,501,726                 2.33

ITEM 2. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-Q, Elizabeth M. Forget, the registrant's President and Peter Duffy, the registrant's Chief Financial Officer and Treasurer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Procedures") and evaluated their effectiveness. Based on their evaluation, Ms. Forget and Mr. Duffy have concluded that the Procedures are effective to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Effective July 1, 2005, certain changes were made to the registrant's internal control over financial reporting in connection with the acquisition of the registrant's investment adviser by MetLife, Inc. Prior to July 1, 2005, Travelers Life & Annuity legal and Citigroup Asset Management finance departments were directly responsible for registrant's internal control over financial reporting, including those policies and procedures that (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the registrant; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the registrant are being made only in accordance with authorizations of management and directors of the registrant; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the registrant's assets that could have a material effect on the financial statements. Beginning July 1, 2005, the responsibilities for the registrant's internal control of financial reporting, including those policies and procedures discussed above, were delegated to the sub-administrator to the registrant, subject to the supervision and oversight of the registrant, including its principal executive and principal financial officers, other officers of the registrant, and officers and employees of the registrant's adviser.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGED ASSETS TRUST


By: /s/ Elizabeth M. Forget
    -------------------------------------
    Elizabeth M. Forget
    President

Date: January 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Elizabeth M. Forget
    -------------------------------------
    Elizabeth M. Forget
    President

Date: January 9, 2006


By: /s/ Peter Duffy
    -------------------------------------
    Peter Duffy
    Chief Financial Officer and Treasurer

Date: January 9, 2006